Share-Based Payments	12 Months Ended
Dec. 31, 2020
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

32.    SHARE-BASED PAYMENTS

On 3 June 2020, the board of directors approved the Group’s share-based employee compensation plan; the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the following awards may be granted:

•        Options to buy Common Shares (“Stock Options”), which may be either incentive stock options (“Incentive Stock Options” or “ISOs”) qualified under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified stock options (“Non-Qualified Stock Options” or “NQSOs”), which do not satisfy the requirements of Incentive Stock Options;

•        Share appreciation rights (“SARs”) (including tandem, non-tandem and limited SARs);

•        Restricted share awards (“Restricted Shares Awards”);

•        Performance awards denominated in Common Shares or cash (“Performance Awards”);

•        Other share-based awards (“Other Share-Based Awards”), including but not limited to restricted share units (“RSUs”); and

•        Other cash-based awards (“Other Cash-Based Awards”).

On 30 September 2020, the board of directors approved the grant of 134,500 Restricted Shares Awards (the “Restricted Shares Awards”) to the participants (designated employees) with following salient features:

Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of Restricted Shares Awards	134,500
Restricted Shares Awards vesting each period	44,833
Grant date fair value (USD)	7.896

Grant date fair value represents the closing quoted price of the Company’s share on Nasdaq on 7 October 2020 which is the date when awards were officially communicated to the participants and shall be applicable for all the three vesting tranches.

Participant’s continued service with the Company or any of its Subsidiaries on each applicable vesting date is the only vesting condition to be met. There is no other performance related condition attached to the vesting of shares.

The movement on the number of restricted shares during the year is as follows:

2020
Balance at 1 January	—
Restricted shares granted	134,500
Balance at 31 December	134,500

The Company has applied the graded vesting method in recognition of share-based payment expense. Accordingly, company has assessed the expected length of service period from date of shares grant until end of each vesting period respectively and considered this to determine proportionate earnout shares at 31 December 2020 attributed to each vesting tranche.

Number of earnout shares to be considered for accounting purposes at year end for each tranche are as follow:

	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
31 December 2020	88	43,814	8,511	4,714	57,039

Accordingly, total earnout shares of 57,039 at 31 December 2020 are measured at the shares grant date fair value to arrive at expense recognized for the share based payment. For the year ended 31 December 2020, share-based payments expense of USD 450 thousand was recorded in the consolidated statement of income with a corresponding credit to common shares and share premium as shown in the consolidated statement of changes in equity.